INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 80,416	$ 50,682
Prepayments and other current assets	3,438	15,557
Due from related parties	1,830	8,251
Total current assets	85,684	74,490
Noncurrent assets:
Property and equipment, net	202,396	218,617
Operating lease right-of-use assets, net	1,477,021	1,552,242
Deposit	5,000	0
Total noncurrent assets	1,684,417	1,770,859
TOTAL ASSETS	1,770,101	1,845,349
Current liabilities:
Accounts payable	7,730	7,200
Interest payable	19,072	19,072
Deferred revenues	2,615,047	2,719,091
Due to related parties	615,910	249,545
Operating lease liabilities - current	238,119	314,685
Accrued liabilities and other payables	99,586	63,415
Total current liabilities	3,595,464	3,373,008
Noncurrent liabilities:
Convertible notes payable	1,750,000	1,750,000
Operating lease liabilities - noncurrent	1,240,998	1,241,495
Total noncurrent liabilities	2,990,998	2,991,495
TOTAL LIABILITIES	6,586,462	6,364,503
Commitments and contingencies	0	0
Stockholders' equity:
Additional paid-in capital	79,663	79,663
Accumulated deficit	(4,896,931)	(4,599,724)
Total stockholders' (deficit)	(4,816,361)	(4,519,154)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	1,770,101	1,845,349
TOTAL ASSETS	1,770,101	1,845,349
TOTAL LIABILITIES	6,586,462	6,364,503
Total Stockholders' Equity	(4,816,361)	(4,519,154)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	1,770,101	1,845,349
Class A [Member]
Stockholders' equity:
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)	100	100
Common stock, value	654	654
Class B [Member]
Stockholders' equity:
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)	0	0
Common stock, value	$ 153	153
Scenario Previously Reported [Member]
Current assets:
Cash		2
Noncurrent assets:
TOTAL ASSETS		2
Current liabilities:
Accrued expenses		238
Noncurrent liabilities:
TOTAL LIABILITIES		238
Stockholders' equity:
Additional paid-in capital		1
Accumulated deficit		(238)
Total stockholders' (deficit)		(236)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY		2
TOTAL ASSETS		2
TOTAL LIABILITIES		238
Preferred Stock ($.0001 par value, 50 shares authorized, none issued and outstanding as of December 31, 2024)		0
Total Stockholders' Equity		(236)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY		2
Scenario Previously Reported [Member] | Class A [Member]
Stockholders' equity:
Common stock, value		0
Scenario Previously Reported [Member] | Class B [Member]
Stockholders' equity:
Common stock, value		$ 1